Redeemable Convertible Preferred Stock (Details) - Fair Value, Inputs, Level 3 [Member]	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life of the redemption in years	1 year	1 year
Risk free interest rate	1.03%	0.85%
Expected annual volatility	168.93%	174.84%
Annual rate of dividends	0.00%	0.00%